IMPACT MANAGEMENT INVESTMENT TRUST

                                TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----

A Message From Your President .............................................    1

A Message From Your Investment Management Team
   An Update on the Market ................................................    2
   A Message From Your Portfolio Manager ..................................    3

Impact Total Return Portfolio
   Financial Highlights - Retail Class ....................................    4
   Financial Highlights - Traditional Class ...............................    5
   Financial Highlights - Wholesale Class .................................    6
   Statement of Assets and Liabilities ....................................    7
   Schedule of Investments In Securities ..................................    8
   Statement of Operations ................................................   10
   Statement of Changes in Net Assets .....................................   11

Jordan 25 Fund
   Financial Highlights ...................................................   12
   Statement of Assets and Liabilities ....................................   13
   Statement of Operations ................................................   14
   Statement of Changes in Net Assets .....................................   15

Notes to Financial Statements .............................................   16

 ...A MESSAGE FROM YOUR PRESIDENT

Dear Shareholders:

     In a market where stock prices were generally depressed during this period, our first mutual fund product, the IMPACT Total Return Portfolio produced exceptional results for its investors. Those results positioned the Portfolio to become one of the top performing mid-cap value funds in the country as noted by the Wall Street Journal, Barron's, and others throughout the first quarter of this calendar year.

     IMPACT Management Investment Trust reached an important milestone in its development with the launch of a second portfolio, the Jordan 25 Fund. The Fund's registration became effective in January of this year. IMPACT's Jordan 25 Fund represents an important step toward building our family of funds. Plans are underway for the launching of two additional IMPACT funds developed this year as well, the Jordan 25 Variable Fund and the Schneider Large Cap Variable Fund, both insurance series, designed for use in variable life and annuity contracts.

     During the past six months, IMPACT Financial Network, Inc., the Trust's primary distributor of the IMPACT Funds has been busy expanding its distribution network and creating a distribution team to wholesale the IMPACT Funds to the retail broker dealer community. Three additional selling agreements with regional and national broker dealers were secured and a new agreement with Pershing and an expanded agreement with National Financial, both leaders in the clearing brokerage industry worldwide, expands our reach into the retail broker dealer world and the general investing public. In addition, the primary distributor expanded its relationship with a retail broker dealer by entering into an alliance agreement that will permit us to showcase our products in a more efficient manner.

     On behalf of the Board of Trustees, I extend my gratitude to those shareholders that have been with us from the beginning. Over three years ago, we endeavored to start a mutual fund family in the face of extreme competition. Along the way, we certainly have experienced growing pains but most importantly we have learned from those pains. We are now, in my opinion, positioned to say the future looks bright for IMPACT.

     The Trust will continue building a family of funds and expanding its financial network based on three foundational principles: competence, trust and value. By bringing together competent money managers, as proven by their past investment performance, we can build the foundation for mutual trust. It is this combination of competence and trust through which we will achieve the desired investment results that will ultimately bring you value.

     Assembling the right team of money managers on the platform of a two-dimensional investing style, with our principles as a guide, is that which will set the IMPACT Management Investment Trust apart from the crowd.

Sincerely,
A.J. Elko
President

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 ... REGARDING THE MARKET

Dear Shareholders:

     "How quickly things change," is certainly befitting of the stock market of the past six months. Things went from a condition of the Federal Reserve raising interest rates and fighting inflation to the Fed aggressively lowering rates and fighting recession. Anyone who has a genuine interest in such things has likely already heard more than enough economic data and the accompanying opinions on how we got to where we are in the market now. Suffice it to say, the capital spending cycle screeched to a near halt and the business climate in America slowed, in some cases, dramatically. We would also likely do well not to forget the importance of the Federal Reserve's activity especially with respect to interest rates and their determinant effect on the long-term trend of the U.S. stock market. The Fed has now identified itself as a strong ally of the U.S. economy with its rate cuts and those will, in time, spill their way over into the stock market. In fact, the stock market leads the way as it discounts future conditions, sometimes very far in advance. That may very well explain the powerful movement off the bottom that to date was set on March 22, 2001.

     Stock market movements cycle from over-optimism through reality to over-pessimism back up to reality and so forth. It may turn out that the sell-off that reached its low point, to date, on March 22, 2001 was the over-pessimistic level at which all of the negative possibilities that investors could imagine were plugged into the pricing structure of the markets. In many ways, the activity of the stock market during the March sell-off reflected the exact opposite extreme of one-year prior. At that time, it looked as though there was no stopping the stock market while it was shrugging off the interest rate hikes by the Federal Reserve. During the March 2001 sell-off, the market was once again shrugging off the positive interest rate activities of the Federal Reserve. It remains to be seen how effective the Federal Reserve's stimulative activity will be, but history tells us that when the Fed does what it has done here, probabilities strongly favor the market's being up from that point one year later.

Sincerely,
Charles R. Clark
Chief Market Analyst
IMPACT Financial Network, Inc.

 ...A MESSAGE FROM YOUR PORTFOLIO MANAGER

Dear Fellow Shareholder:

We are pleased to provide you with the semi-annual report for the Impact Total Return Portfolio for the six months ended March 31, 2001.

INVESTMENT REVIEW
The Fund performed significantly better than the benchmark Russell 1000 Value Index over the six-month period ending March 31, 2001, returning 13.76% (Retail Class Shares) versus -2.47% for its benchmark.

On the whole, differences between our sector allocations versus the value benchmark did not measurably impact returns for the period. Most helpful to performance were the strong relative returns produced by the Fund's holdings in the financial and consumer discretionary sectors. In financial services, the favorable relative performance was achieved primarily by our avoidance of the bank and brokerage industries. Our investments in the consumer discretionary sector benefited from the strong performance of several turnaround situations.

Financial services represented the largest sector weighting in the Fund at the end of the period, with the focus primarily in the savings & loan and commercial lines insurance industries.

STRATEGY AND OUTLOOK
The Fund invests primarily in companies experiencing temporarily depressed profitability, with improvement expected in the medium-term through internally or externally-driven positive change. We continue to overweight the savings & loan industry. This group still sells at a discount to its underlying business value, and earnings are expected to rebound strongly in response to the shift in recent months from an inverted to steeply sloped yield curve. We are, at the margin, patiently increasing the exposure to cyclical, economically sensitive industrial stocks. Selected niches in the aluminum, steel and truck manufacturing industries have caught our attention and met our stringent investment criteria.

In our view, the current economic slowdown will be prolonged as the economy corrects the serious imbalances that exist (the persistent trade deficit, negative personal savings rate, and high debt levels) and purges bubble-related excesses (inflated stock prices and overcapacity in manufacturing and retail). In the midst of this turbulent environment, we are taking particular care to avoid stocks that appear to be "cheap", but are in reality no bargain due to the likelihood of future earnings erosion. We also continue to find an ample supply of attractive stocks that meet our stringent investment criteria.

Thank you for the confidence you have shown in us by investing in the Fund.

Arnold C. Schneider III, CFA
Portfolio Manager
Schneider Capital Management

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                                  RETAIL CLASS

                                      Six months                  For the Year Ended                 June 17, 1997^
                                        ended         -------------------------------------------          to
                                      March 31,      September 30,   September 30,   September 30,   September 30,
                                         2001             2000            1999            1998            1997
                                      Unaudited
                                     -----------      -----------     -----------     -----------     -----------
Per Share Data*
   Investment Income                 $      0.14      $      0.20     $      0.26     $      0.29            0.01
   Expenses                                (0.16)           (0.19)          (0.22)          (0.21)          (0.01)
                                     -----------      -----------     -----------     -----------     -----------
   Net investment income                   (0.02)            0.01            0.04            0.08            0.00
   Distribution from net
      investment income                    (0.02)            0.00           (0.08)          (0.01)           0.00
   Net realized and unrealized
      gain (loss) on investments            1.42             2.55            0.86           (1.66)          (0.08)
   Distribution from realized
      gain (loss) on investments           (0.82)           (0.48)          (0.69)           0.00            0.00
                                     -----------      -----------     -----------     -----------     -----------
   Net increase (decrease)
      in net asset value                    0.56             2.08            0.13           (1.59)          (0.08)
   Net asset value:
      Beginning of period                  10.54             8.46            8.33            9.92           10.00
                                     -----------      -----------     -----------     -----------     -----------

      End of period                  $     11.10      $     10.54     $      8.46     $      8.33     $      9.92
                                     ===========      ===========     ===========     ===========     ===========

Ratios and Supplemental Data
   Total Return                           13.76%~          31.42%          11.50%        (15.93)%         (0.80)%
   Ratio of expenses to average
      net assets                           2.87%+           2.22%           2.47%#          2.25%#          2.25%#
   Ratio of net investment income
      to average net assets              (0.37)%+            .10%           0.42%           0.88%           0.00%
   Portfolio turnover rate               100.55%          206.32%         254.79%         221.45%           0.00%
   Average commission rate paid            .0016            .0023          .0612%           .1296           .1437
   Net assets, end of period         $ 1,695,050      $ 1,969,144     $ 6,270,819     $ 3,925,928     $   501,758
   Shares of beneficial interest
      outstanding, end of period         152,666          186,760         741,369         471,512          50,567
   Number of shareholder
      accounts, end of period                 69               81             156             136              17

^    Commencement of operations.
* Selected data for a share of beneficial interest outstanding throughout each period.
~    Not annualized.
+    Annualized.
# Excludes administrative fee and account closing fee charged directly to shareholder accounts.

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                                TRADITIONAL CLASS

                                          Six months ended     February 3, 2000^
                                           March 31, 2001             to
                                              Unaudited       September 30, 2000
                                          ----------------    ------------------
Per Share Data*
   Investment Income                        $       0.20         $       1.55
   Expenses                                        (0.17)               (0.84)
                                            ------------         ------------
   Net investment income                            0.03                 0.71
   Distribution from net
      investment income                            (0.11)                0.00
   Net realized and unrealized
      gain (loss) on investments                    1.71                 2.07
   Distribution from realized
      gain (loss) on investments                   (0.04)                0.00
                                            ------------         ------------
   Net increase (decrease)
      in net asset value                            1.59                 2.78
   Net asset value:
      Beginning of period                          12.78                10.00ss.
                                            ------------         ------------

      End of period                         $      14.37         $      12.78
                                            ============         ============

Ratios and Supplemental Data
   Total Return                                    7.14%~<             27.80%>
   Ratio of expenses to average
      net assets                                   2.43%+               7.07%>
   Ratio of net investment income
      to average net assets                        0.48%+               6.08%>
   Average commission rate paid                    .0016                .0023
   Portfolio turnover rate                       100.55%               93.35%
   Net assets, end of period                $     22,906         $      9,348
   Shares of beneficial interest
      outstanding, end of period                   1,593                  782
   Number of shareholder
      accounts, end of period                          7                    4

^    Commencement of operations.
* Selected data for a share of beneficial interest outstanding throughout each period.
~    Not annualized.
+    Annualized.
<    Return  reflects the maximum  sales charge of 5.75% imposed as a percentage of the offering price.
>    Based  on   operations   for  the  period  shown  and,   accordingly,   not
     representative of a full year.
ss.  Traditional class began trading February 3, 2000 at $10.00 per share.

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                                 WHOLESALE CLASS

                                         Six months ended     October 5, 1999^
                                          March 31, 2001             to
                                            Unaudited        September 30, 2000
                                         -----------------   ------------------
Per Share Data*
   Investment Income                      $        0.11                  0.52
   Expenses                                       (0.09)                (0.30)
                                          -------------         -------------
   Net investment income                           0.02                  0.22
   Distribution from net
      investment income                           (0.18)                 0.00
   Net realized and unrealized
      gain (loss) on investments                   1.50                  2.50
   Distribution from realized
      gain (loss) on investments                  (0.30)                 0.00
                                          -------------         -------------
   Net increase (decrease)
      in net asset value                           1.04                  2.72
   Net asset value:
      Beginning of period                         11.17                  8.45ss.
                                          -------------         -------------
      End of period                       $       12.21         $       11.17
                                          =============         =============

Ratios and Supplemental Data
   Total Return                                  13.23%~               32.19%>
   Ratio of expenses to average
      net assets                                  1.46%+                3.13%>
   Ratio of net investment income
      to average net assets                       0.16%+                2.36%>
   Average commission rate paid                   .0016                0.0023
   Portfolio turnover rate                      100.55%               202.02%
   Net assets, end of period              $     865,788         $   1,441,027
   Shares of beneficial interest
      outstanding, end of period                 70,932               129,052
   Number of shareholder
      accounts, end of period                        41                   75

^    Commencement of operations.
* Selected data for a share of beneficial interest outstanding throughout each period.
~    Not annualized.
+    Annualized.
>    Based  on   operations   for  the  period  shown  and,   accordingly,   not
     representative of a full year.
ss.  Wholesale Class began trading October 5, 1999 at $8.45 per share.

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 2001
                                    Unaudited

ASSETS
   Investments in securities, at value - identified
      cost $2,313,892                                               $ 2,534,195
   Cash                                                                  74,177
   Interest and dividends receivable                                      2,409
   Receivable from securities sold                                       25,023
   Receivable for Fund shares sold                                        2,000
                                                                    -----------

      Total assets                                                    2,637,804
                                                                    -----------

LIABILITIES
   Payable for investment securities purchased                           48,565
   Investment advisory fee payable                                        2,915
   Distribution expenses payable                                          1,764
   Administrative Fee Payable                                               816
                                                                    -----------

      Total liabilities                                                  54,060
                                                                    -----------

NET ASSETS                                                          $ 2,583,744
                                                                    ===========

NET ASSETS CONSIST OF:
   Accumulated net investment income - net of distributions         $    (2,615)
   Accumulated net realized gain                                        373,649
   Net unrealized appreciation                                          220,303
   Paid-in capital applicable to 225,191 no par value shares of beneficial interest outstanding; unlimited number of shares
      Authorized                                                      1,992,407
                                                                    -----------

NET ASSETS                                                          $ 2,583,744
                                                                    ===========

                                                                  NET ASSET
                                                  SHARES            VALUE
                                NET ASSETS      OUTSTANDING       PER SHARE
                                ----------       ----------       ----------
RETAIL CLASS                    $1,695,050          152,666       $    11.10
TRADITIONAL CLASS                   22,906            1,593       $    14.37
WHOLESALE CLASS                    865,788           70,932       $    12.21
                                ----------       ----------
                                $2,583,744          225,191
                                ==========       ==========


                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                 March 31, 2001
                                    Unaudited

                                                         Shares          Value
                                                       ----------     ----------
Common Stock - 98.9%
  Consumer Products = 12.1%
    Archer-Daniels-Midland Co.                              9,075     $  119,336
    Tate & Lyle PLC                                         9,200        122,426
    Tyson Foods, Inc                                        4,600         61,962

Transportation - 4.4%
    CSX Corporation                                         2,200         74,140
    Tidewater                                                 800         36,160

Computers and Technology - 7.2%
    Ingram Micro, Inc.*                                     3,700         49,950
    Micron Technology, Inc.*                                1,100         45,683
    Technip                                                   600         84,231

Utilities - 6.2%
    DTE Energy Co.                                          1,500         59,700
    Niagra Mohawk Holdings, Inc.*                           1,300         21,970
    P G & E Corporation                                     5,800         72,210

Capital Goods - 5.1%
    The Boeing Company                                      1,200         66,852
    Raytheon Co. Class A                                    1,900         55,480
    CNH Global N.V                                            900          5,913

Basic Materials - 10.9%
    IMC Global Inc.                                         5,200         63,960
    Alcan Inc.                                              4,500        162,000
    NuCor Corp.                                             1,200         48,084

Communications - 0.6%
    MCI Worldcom, Inc.*                                       800         14,950

Services - 6.3%
    A T & T Corp.                                             800         17,040
    J.C. Penney Co., Inc.                                   6,600        105,534
    Toys R Us, Inc.*                                        1,400         35,140


                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                 March 31, 2001
                                    Unaudited
                                   (continued)

                                                         Shares          Value
                                                       ----------     ----------
Energy - 3.9%
    Diamond Offshore Drilling, Inc.                         1,100     $   43,285
    Transocean Sedco Forex, Inc.                            1,300         56,355

Financial - Insurance - 30.3%
    Aetna, Inc.                                             3,900        140,088
    Aon Corp.                                               4,200        149,100
    Cincinnati Financial                                    1,500         56,906
    Loews Corporation                                       1,200         71,292
    Humana, Inc.*                                           2,200         23,056
    Progressive Corp.                                       1,300        126,165
    Ace Limited                                             3,000        103,470
    Partnere Ltd.                                           1,800         88,686

Financial -Banking - 8.2%
    Golden State Bancorp                                    1,100         30,668
    U. S. Bancorp                                           1,600         37,120
    Washington Mutual, Inc.                                 2,500        136,875

Consumer, Cyclical - 3.2%
    Paccar, Inc.                                              800         35,850
    Visteon Corp.                                           2,900         43,616

Consumer - Non Cyclical - 1.6%
    Office Depot, Inc.*                                     4,600         40,250
                                                                      ----------

       Total common stocks (cost $2,285,200)                           2,505,503
                                                                      ----------

Short-Term Investments - 1.1%
    Rydex Series Trust - U.S. Government Money
     Market Fund (4.63% seven day yield, cost $28,692)     28,692         28,692
                                                                      ----------

       Total investment in securities - 98.1% of net
        assets (cost $ 2,313,892)                                     $2,534,195
                                                                      ==========

*    Non-income producing security

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 2001
                                    Unaudited

INVESTMENT INCOME
   Interest income                                                    $  25,720
   Dividend income                                                       12,829
                                                                      ---------

      Total income                                                       38,549
                                                                      ---------


EXPENSES
   Investment advisory fee                                               22,534
   Distribution expenses                                                 12,321
   Administrative fee                                                     6,309
                                                                      ---------

      Total expenses                                                     41,164
                                                                      ---------

      Net investment income                                              (2,615)
                                                                      ---------

REALIZED AND UNREALIZED GAIN
   Net realized gain on securities                                      373,649
   Change in net unrealized appreciation on securities                  141,743
                                                                      ---------

      Net realized and unrealized gain                                  515,392
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 512,777
                                                                      =========

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS BY CLASS:

RETAIL CLASS                                                          $ 323,460
TRADITIONAL CLASS                                                         5,045
WHOLESALE CLASS                                                         184,272
                                                                      ---------
                                                                      $ 512,777
                                                                      =========

                See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                     For the Six Months Ended March 31, 2001
                                    Unaudited

                                                                  Six Months Ended
                                                                   March 31, 2001       Year Ended
                                                                     (Unaudited)    September 30, 2000
                                                                  ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations
      Net investment income loss                                     $    (2,615)       $    27,576
      Net realized gain  on securities                                   373,649            198,792
      Change in net unrealized appreciation
        (depreciation) on securities                                     141,743            725,257
                                                                     -----------        -----------

         Increase (decrease) in net assets resulting
            from operations                                              512,777            951,625
                                                                     -----------        -----------

   Distributions to shareholders
      From net investment income                                         (27,576)                --
      From net realized gains on investments                            (198,792)          (302,987)
                                                                     -----------        -----------

   Total distributions to shareholders                                  (226,368)          (302,987)
                                                                     -----------        -----------

   Beneficial interest share transactions*
      Shares sold                                                        713,500          1,276,472
      Shares redeemed                                                 (2,061,053)        (5,079,397)
      Shares issued for reinvestment of distributions                    225,369            302,987
                                                                     -----------        -----------

         (Decrease) Increase in net assets from share transactions    (1,122,184)        (3,499,938)
                                                                     -----------        -----------

            Total (decrease) increase in net assets                     (835,775)        (2,851,300)

Net assets
   Beginning of period                                                 3,419,519          6,270,819
                                                                     -----------        -----------
   End of period (including undistributed net investment
     income (loss) of $(2,615) and $27,576, respectively)            $ 2,583,744        $ 3,419,519
                                                                     ===========        ===========

*Share information
      Shares sold                                                         61,092            138,039
      Shares redeemed                                                   (171,512)          (577,864)
      Change in shares resulting from transfers between classes             (837)           (17,932)
      Shares issued for reinvestment of distributions                     19,905             32,933
                                                                     -----------        -----------

         (Decrease) in shares outstanding                                (91,352)          (424,824)
                                                                     ===========        ===========

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 JORDAN 25 FUND
                              FINANCIAL HIGHLIGHTS

                                    January 26,     January 26,    January 24,
                                       2001            2001           2001
                                        to              to             to
                                  March 31, 2001  March 31, 2001  March 31, 2001
                                    Unaudited        Unaudited      Unaudited

                                      Retail        Traditional     Wholesale
                                    ------------------------------------------


Per Share Data*
   Investment Income                $     0.09       $     0.09     $     0.09
   Expenses                               0.05             0.03           0.04
                                    ----------       ----------     ----------
   Net investment income                  0.04             0.06           0.05
   Distribution from net
      investment income                   0.00             0.00           0.00
   Net realized and unrealized
      gain (loss) on investments          0.00             0.00           0.00
   Distribution from realized
      gain (loss) on investments          0.00             0.00           0.00
                                    ----------       ----------     ----------
   Net increase (decrease)
      in net asset value                  0.04             0.06           0.05
   Net asset value:
      Beginning of period                10.00>           10.00ss.       10.00<
                                    ----------       ----------     ----------
      End of period                 $    10.04       $    10.06     $    10.05
                                    ==========       ==========     ==========

Ratios and Supplemental Data
   Total Return                          0.04%~          -5.28%~         0.60%~^
   Ratio of expenses to average
      net assets                         2.55%+           1.88%+         1.80%+
   Ratio of net investment income
      to average net assets              2.35%+           3.36%+         3.03%+
   Portfolio turnover rate               0.00%            0.00%          0.00%
   Net assets, end of period        $    1,004       $      948     $   10,056
   Shares of beneficial interest
      outstanding, end of period           100               94           1000
   Number of shareholder
      accounts, end of period                1                1              1


* Selected data for a share of beneficial interest outstanding throughout each period.
~    Not annualized.
+    Annualized.
ss.  Wholesale Class began trading January 24, 2001 at $10.00 per share.
<    Traditional Class began trading January 26, 2001 at $10.00 per share.
>    Retail Class began trading January 26, 2001 at $10.00 per share.
^ Return reflects the maximum sales charge of 5.75% imposed as a percentage of the offering price.

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 JORDAN 25 FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 2001
                                    Unaudited

ASSETS
   Cash                                                              $    12,026
                                                                     -----------
         Total assets                                                     12,026
                                                                     ----------

LIABILITIES
   Investment advisory fee payable                                            12
   Distribution expenses payable                                               3
   Administrative Fee Payable                                                  3
                                                                     -----------

         Total liabilities                                                    18
                                                                     -----------

NET ASSETS                                                           $    12,008
                                                                     ===========

NET ASSETS CONSIST OF:
   Accumulated net investment income - net of distributions          $        65
   Paid-in capital applicable to 1,194 no par value shares of beneficial interest outstanding; unlimited number of shares
      authorized                                                          11,943
                                                                     -----------

NET ASSETS                                                           $    12,008
                                                                     ===========

                                                                NET ASSET
                                                  SHARES          VALUE
                                NET ASSETS      OUTSTANDING     PER SHARE
                                ----------      ----------      ----------
RETAIL CLASS                    $    1,004             100      $    10.04
TRADITIONAL CLASS                      948              94      $    10.05
WHOLESALE CLASS                     10,056           1,000      $    10.06
                                ----------      ----------
                                $   12,008           1,194
                                ==========      ==========

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 JORDAN 25 FUND
                             STATEMENT OF OPERATIONS
              For the Period of January 24, 2001 to March 31, 2001
                                    Unaudited

INVESTMENT INCOME
   Interest income                                                    $      105
                                                                      ----------

         Total income                                                        105
                                                                      ----------

EXPENSES
   Investment advisory fee                                                    26
   Distribution expenses                                                       7
   Administrative fee                                                          7
                                                                      ----------

      Total expenses                                                          40
                                                                      ----------

      Net investment income                                                   65
                                                                      ----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $       65
                                                                      ==========

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 JORDAN 25 FUND
                       STATEMENT OF CHANGES IN NET ASSETS
              For the Period of January 24, 2001 to March 31, 2001
                                    Unaudited

                                                                January 24, 2001
                                                                       to
                                                                 March 31, 2001
                                                                  (Unaudited)
                                                                ----------------
INCREASE IN NET ASSETS
   Operations
      Net investment income                                        $       65
                                                                   ----------
      Increase in net assets resulting
         from operations                                                   65
                                                                   ----------

   Beneficial interest share transactions*
      Shares sold                                                      11,943
                                                                   ----------

      Increase in net assets from share transactions                   11,943
                                                                   ----------

         Total increase in net assets                                  12,008
Net assets
   Beginning of period                                                     --
                                                                   ----------

   End of period (including undistributed net investment
      income of $65)                                               $   12,008
                                                                   ==========

*Share information
      Shares sold                                                       1,194
                                                                   ----------

      Increase in shares outstanding                                    1,194
                                                                   ==========

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                                       AND
                                 JORDAN 25 FUND
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

Note 1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          -----------------------------------------------------------

     A.   General Description

          IMPACT Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Impact Total Return Portfolio, f/k/a IMPACT Management Growth Portfolio (the "Total Return") is the initial series of the Trust. The Total Return commenced operations on June 17, 1997, with the sale of 10,000 shares of beneficial interest of the Total Return to Jordan American Holdings, Inc., for cash in the amount of $100,000. The Total Return commenced investing in securities on September 16, 1997.

          On May 1, 1999, the name of the Total Return was changed to the Impact Total Return Portfolio consistent with the changes made to the investment objective and policies. At this time, the Total Return began offering four classes of shares of beneficial interest.

          An additional series, the Jordan 25 Fund (the "Jordan 25," and together with the "Total Return," the "Funds") became effective on January 16, 2001 offering four classes of shares. The Jordan 25 commenced operation on January 24, 2001 with the sale of 1000
          Wholesale Class Shares of beneficial interest to Equity Assets Management, Inc. (the "Investment Advisor") for cash in the amount of $10,000. On January 26, 2001, the Investment Advisor also purchased shares of beneficial interest in the Jordan 25's Retail and Traditional Classes totaling 100 and 94 shares, respectively, for cash in the amount of $1,000 for each.

     B.   Security Valuation

          Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities, which are traded in the over-the-counter market, are valued at the mean between the last closing bid and asked prices in the market on that day.

     C.   Method of Reporting

          The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Funds' management. The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

     D.   Federal Income Taxes

          No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all their taxable income to their shareholders.

Note 2.   INVESTMENT TRANSACTIONS
          -----------------------

          Purchases and sales of investment securities of the Total Return, other than short-term investments, during the period were $3,233,127 and $4,221,222, respectively. At March 31, 2001, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,313,892 and net unrealized appreciation aggregated $220,303.

          The Jordan 25 had no purchases or sales of investment securities other than short-term investments during the period.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                                       AND
                                 JORDAN 25 FUND
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

Note 3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ---------------------------------------------------------------

          The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Funds and reviews, supervises and administers the investment program of the Funds. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 1.25% of the Total Return's average daily net assets and 1.2% of the Jordan 25's average daily net assets. The investment advisory fee is calculated daily and paid monthly.

          Effective May 1, 1999, the Trust and the Investment Advisor entered into a sub-investment advisory agreement with Schneider Capital Management in which the sub-advisor receives from the advisor an annual investment advisory fee equal to .60% of the Total Return's average daily net assets.

          Effective May 5, 1998, a Distribution Plan was adopted by the Trust pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Total Return pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Total Return's shares in an amount up to 1% per annum for Retail Class shares of the average daily net assets. Effective May 1, 1999, this plan was amended to change the name of the fund to Impact Total Return Portfolio, Retail Class.

          Also, effective May 1, 1999, a Distribution Plan was adopted by the Trust for the Total Return's Traditional Class and Wholesale Class pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Total Return pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Total Return's shares in an amount up to .25% per annum of the average daily net assets of each class.

          Effective January 4, 2001, a Distribution Plan was adopted by the Trust for the Jordan 25's Retail, Traditional and Wholesale Classes pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Jordan 25 pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Jordan 25's shares in an amount up to 1% per annum of the average daily net assets of the Retail Class and .25% per annum of the average daily net assets of the Traditional and Wholesale Classes.

          An affiliate of the Investment Advisor, IMPACT Financial Network, Inc. ("IFNI"), a broker and dealer in securities registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc., earned brokerage fees on the Total Return and the Jordan 25 from purchases and sales of investment securities. IFNI earned brokerage fees on the Total Return of approximately $0 and was reimbursed $12,321, pursuant to the provisions of the Distribution Plan for the six months ended March 31, 2001. IFNI earned brokerage fees on the Jordan 25 of approximately $0 and was reimbursed $7, pursuant to the provisions of the Distribution Plan for the period January 24, 2001 to March 31, 2001.

          Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

Note 4.   ADMINISTRATIVE SERVICES
          -----------------------

          Effective May 5, 1998, the Trust entered into an administrative service agreement with Impact Administrative Services, Inc. ("IASI"), an affiliate of the Investment Advisor. Under the agreement, IASI provides administrative personnel and services necessary to operate the Funds including transfer agent and dividend disbursing agent services. IASI bears substantially all operating expenses of the Funds, excluding brokerage fees, interest charges and taxes.

          Effective May 1, 1999, the Trust amended the administrative service agreement with IASI that changes the fee structure. Effective May 1, 1999, IASI is paid a fee equal to .35% of the Total Return's average daily net assets, and

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                                       AND
                                 JORDAN 25 FUND
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

          effective January 4, 2001, IASI is paid a fee equal to .35% of the Jordan 25's average daily net assets. Total fees incurred by the Trust for the six-months ended March 31, 2001 amounted to $6,316, of which $6,309 resulted from the Total Return and $7 was from the Jordan 25.

          In addition, prior to January 22, 2001 when a shareholder closed an account, IASI was paid a fee of $2, which was charged to the shareholder as redemption of shares of beneficial interest. For accounts closed after this date, the fee no longer applies.

NOTE 5.   CHANGES IN NET ASSETS
          ---------------------

          The net assets of the Total Return have dropped from $3,419,519 at September 30, 2000 to $2,583,744 at March 31, 2001. This is
          predominantly due to redemptions that were made by investors who, at the direction of their advisers, repositioned their assets into various other investment vehicles over the period. It is anticipated that this type of repositioning, as a percentage of the overall fund assets, will be less significant in the future as the Total Return has been recharacterized to be consistent with its investment objective as a more conservative, core holding by those who are presently marketing the fund to prospective investors.

NOTE 6.   CAPITAL SHARE TRANSACTIONS                               Impact Total Return Portfolio
          --------------------------             Six Months Ended March 31, 2001    Year Ended September 30, 2000
                                                             Unaudited
                                                      Amount           Shares           Amount           Shares
                                                   -----------      -----------      -----------      -----------
RETAIL CLASS
------------
   Sold                                            $   203,669           18,303      $   220,940           23,374
   Reinvested                                          159,238           14,307          302,987           32,933
   Repurchased                                        (645,522)         (57,247)      (2,107,310)        (242,281)
   Transfer between classes                           (103,281)          (9,458)      (3,036,344)        (368,634)
                                                   -----------      -----------      -----------      -----------

      Net increase (decrease) in retail class         (385,896)         (34,095)      (4,619,727)        (554,608)
                                                   -----------      -----------      -----------      -----------
TRADITIONAL CLASS
-----------------
   Sold                                                 11,307              847            8,649              732
   Reinvested                                              201               15               --               --
   Repurchased                                              --               --               --               --
                                                   -----------      -----------      -----------      -----------

      Net increase in traditional class                 11,508              862            8,649              732
                                                   -----------      -----------      -----------      -----------
WHOLESALE CLASS
---------------
   Sold                                                498,522           41,942        1,046,883          113,933
   Reinvested                                           65,932            5,583               --               --
   Repurchased                                      (1,415,531)        (114,265)      (2,972,087)        (335,583)
   Transfer between classes                            103,281            8,621        3,036,344          350,702
                                                   -----------      -----------      -----------      -----------

      Net increase (decrease) in wholesale class      (747,796)         (58,119)       1,111,140          129,052
                                                   -----------      -----------      -----------      -----------

      Total net increase (decrease) in Fund        $(1,122,184)         (91,352)     $(3,499,938)        (424,824)
                                                   ===========      ===========      ===========      ===========